CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 141,000,000	$ 137,000,000
Trade receivables and other (Note 7)	1,005,000,000	852,000,000
Subscription receipts (Note 17)	0	1,256,000,000
Income tax receivable	113,000,000	0
Inventory (Note 8)	301,000,000	333,000,000
Derivative financial instruments (Note 24)	13,000,000	55,000,000
Current assets	1,573,000,000	2,633,000,000
Non-current assets
Property, plant and equipment (Note 9)	22,738,000,000	15,798,000,000
Intangible assets and goodwill (Note 10)	6,528,000,000	6,065,000,000
Investments in equity accounted investees (Note 11)	4,267,000,000	6,987,000,000
Right-of-use assets (Note 14)	530,000,000	523,000,000
Finance lease receivables (Note 14)	223,000,000	230,000,000
Deferred tax assets (Note 12)	0	285,000,000
Derivative financial instruments (Note 24)	0	25,000,000
Other assets	108,000,000	72,000,000
Non-current assets	34,394,000,000	29,985,000,000
Total assets	35,967,000,000	32,618,000,000
Current liabilities
Trade payables and other (Note 13)	1,202,000,000	1,154,000,000
Loans and borrowings (Note 15)	1,525,000,000	650,000,000
Subscription receipts (Note 17)	0	1,281,000,000
Lease liabilities	89,000,000	77,000,000
Contract liabilities (Note 19)	43,000,000	33,000,000
Derivative financial instruments (Note 24)	49,000,000	26,000,000
Current liabilities	2,908,000,000	3,221,000,000
Non-current liabilities
Loans and borrowings (Note 15)	10,535,000,000	9,253,000,000
Subordinated hybrid notes (Note 15)	596,000,000	596,000,000
Lease liabilities	576,000,000	567,000,000
Decommissioning provision (Note 16)	426,000,000	336,000,000
Contract liabilities (Note 19)	255,000,000	126,000,000
Deferred tax liabilities (Note 12)	2,868,000,000	2,623,000,000
Derivative financial instruments (Note 24)	110,000,000	0
Other liabilities	183,000,000	83,000,000
Non-current liabilities	15,549,000,000	13,584,000,000
Total liabilities	18,457,000,000	16,805,000,000
Total equity	17,510,000,000	15,813,000,000
Total liabilities and equity	$ 35,967,000,000	$ 32,618,000,000